Other Income and Expense (Details Narrative) (10-K) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 27, 2017	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016
Bank overdraft			$ 942		$ 1,202
Gain on settlement of a bank overdraft			572	$ 572
Settlement Agreement [Member]
Accrued liability	$ 35,868
Other income	47,003
Settlement Agreement [Member] | Peak Energy Holding [Member]
Accrued liability	$ 4,100
Bank Overdrafts Settled [Member]
Bank overdraft			$ 370